Investment in Associated Companies	12 Months Ended
Dec. 31, 2023
Disclosure of associates [abstract]
Investment in Associated Companies
Note 9 – Investment in Associated Companies

A.	Condensed information regarding significant associated companies

1.	Condensed financial information with respect to the statement of financial position

			CPV		CPV		CPV		CPV		CPV		CPV
	ZIM		Fairview		Maryland		Shore		Towantic		Valley		Three Rivers
	As at December 31,
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
	$ Thousands
Principal place of business	International		US		US		US		US		US		US
Proportion of ownership interest	21%	21%	25%	25%	25%	25%	37.5%	37.5%	26%	26%	50%	50%	10%	10%

Current assets	2,571,400	4,271,600	44,500	98,942	46,586	73,985	54,014	92,808	74,591	86,698	48,015	59,191	52,425	32,626
Non-current assets	5,774,600	7,353,700	911,763	938,869	650,720	654,720	935,750	983,576	880,572	936,268	673,339	678,540	1,393,984	1,338,392
Current liabilities	(2,518,100)	(2,662,200)	(64,909)	(166,468)	(64,155)	(73,883)	(64,360)	(53,619)	(201,226)	(133,746)	(105,317)	(542,176)	(120,546)	(47,939)
Non-current liabilities	(3,369,900)	(3,067,200)	(344,274)	(400,309)	(314,069)	(320,518)	(645,995)	(649,860)	(222,946)	(490,610)	(371,771)	(6,450)	(711,571)	(820,943)
Total net assets	2,458,000	5,895,900	547,080	471,034	319,082	334,304	279,409	372,905	530,991	398,610	244,266	189,105	614,292	502,136

Group’s share of net assets	507,019	1,217,797	136,770	117,759	79,771	83,576	104,862	139,951	138,058	103,639	122,133	94,553	62,370	60,609
Adjustments:
Excess cost	150,884	138,071	79,018	80,414	(13,943)	(14,396)	(48,999)	(52,777)	26,561	26,615	(503)	(806)	8,368	8,379
Total impairment loss	(928,809)	(928,809)	-	-	-	-	-	-	-	-	-	-	-	-
Unrecognised losses*	270,906	-	-	-	-	-	-	-	-	-	-	-	-	-

Book value of investment	-	427,059	215,788	198,173	65,828	69,180	55,863	87,174	164,619	130,254	121,630	93,747	70,738	68,988

Investments in associated companies	-	427,059	215,788	198,173	65,828	69,180	55,863	87,174	164,619	130,254	121,630	93,747	70,738	68,988

As of December 31, 2023, the Group also has interests in a number of individually immaterial associates.

* As of December 31, 2023, additional share of losses of $271 million were unrecognized as the carrying amount of ZIM has been reduced to zero.

2.	Condensed financial information with respect to results of operations

				CPV			CPV			CPV			CPV			CPV			CPV
	ZIM**			Fairview			Maryland			Shore			Towantic			Valley			Three Rivers
	For the year ended December 31,
	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021
	$ Thousands

Revenue	5,162,200	12,561,600	10,728,698	273,763	373,967	199,030	238,800	243,710	170,292	134,805	261,386	189,985	395,779	494,665	258,292	239,165	405,548	139,473	145,380	(2,722)	174

Loss/income*	(2,695,600)	4,619,400	4,640,305	106,110	98,907	9,666	23,956	33,249	5,420	(74,767)	6,853	16,247	163,651	47,436	18,520	32,527	69,138	(58,793)	603	(7,934)	(9,281)

Other comprehensive income *	12,300	(41,200)	(3,462)	(17,066)	15,730	11,192	(25,678)	6,419	10,983	(18,728)	16,301	7,779	(31,270)	22,616	11,140	22,637	1,178	3,710	(12,310)	53,814	19,361

Total comprehensive income	(2,683,300)	4,578,200	4,636,843	89,044	114,637	20,858	(1,722)	39,668	16,403	(93,495)	23,154	24,026	132,381	70,052	29,660	55,164	70,316	(55,083)	(11,707)	45,880	10,080

Kenon’s share of comprehensive income	(279,236)	1,023,567	1,258,913	22,261	28,659	5,214	(431)	9,917	4,101	(35,089)	8,690	9,017	34,419	18,214	7,711	27,582	35,158	(27,542)	(1,171)	4,588	1,008

Adjustments	13,190	558	1,116	(1,928)	(1,267)	(1,249)	453	458	2,354	3,777	3,554	3,644	(54)	(184)	50	301	413	681	(11)	-	-

Kenon’s share of comprehensive income presented in the books	(266,046)	1,024,125	1,260,029	20,333	27,392	3,965	22	10,375	6,455	(31,312)	12,244	12,661	34,365	18,030	7,761	27,883	35,571	(26,861)	(1,182)	4,588	1,008

*	Excludes portion attributable to non-controlling interest.

**	As of December 31, 2023, additional share of losses of $271 million were unrecognized as the carrying amount of ZIM has been reduced to zero.
B.	Additional information

a.	ZIM

1.
Financial position

As of December 31, 2023, ZIM’s total equity amounted to $2.5 billion (2022: $5.9 billion) and its working capital amounted to $53 million (2022: $1.6 billion). During the year ended December 31, 2023, ZIM recorded operating loss of $2.5 billion (2022: operating profit of $6.1 billion; 2021: operating profit of $5.8 billion) and net loss of $2.7 billion (2022: net profit of $4.6 billion; 2021: net profit of $4.6 billion).

		For the year ended
		December 31
		2023	2022	2021
	Note	$ Thousands	$ Thousands	$ Thousands
Gain on dilution from ZIM IPO	9.B.a.2	-	-	9,724
Loss on dilution from ZIM options exercised	9.B.a.3	(860)	(3,475)	(39,438)
Gain on sale of ZIM shares	9.B.a.4	-	204,634	29,510
(Impairment)/write back of ZIM investment	9.B.a.5	-	(928,809)	-
		(860)	(727,650)	(204)

2.
Initial public offering

In February 2021, ZIM completed its initial public offering (“IPO”) of 15,000,000 ordinary shares (including shares issued upon the exercise of the underwriters’ option), for gross consideration of $225 million (before deducting underwriting discounts and commissions or other offering expenses). ZIM’s ordinary shares began trading on the NYSE on January 28, 2021.

Prior to the IPO, ZIM obtained waivers from its notes holders, subject to the completion of ZIM’s IPO, by which certain requirements and limitations in respect of repurchase of debt, incurrences of debt, vessel financing, reporting requirements and dividend distributions, were relieved or removed.

As a result of the IPO, Kenon’s interest in ZIM was diluted from 32% to 28%. Following the IPO, Kenon recognized a gain on dilution of $10 million in its consolidated financial statements in 2021.

3.
Exercise of ZIM options

In 2023, ZIM issued approximately 137 thousand (2022: 407 thousand; 2021: 5.2 million) shares as a result of options being exercised. As a result of the issuance, Kenon recognized a loss on dilution of approximately $1 million (2022: $3 million, 2021: $39 million) in its consolidated financial statements.

4.
Sales of ZIM shares

Between September and November 2021, Kenon sold approximately 1.2 million ZIM shares at an average price of $58 per share for a total consideration of approximately $67 million. As a result, Kenon recognized a gain on sale of approximately $30 million in its consolidated financial statements. As of December 31, 2021, as a result of the sales of ZIM shares and the issuance of new shares described in Note 9.B.a.3, Kenon’s interest in ZIM reduced from 28% to 26%.

In March 2022, Kenon sold approximately 6 million ZIM shares at an average price of $77 per share for total consideration of approximately $463 million. As a result of the sale, Kenon recognized a gain on sale of approximately $205 million in its consolidated financial statements. As of December 31, 2023 and 2022, as a result of the sales of ZIM shares and the issuance of new shares described in Note 9.B.a.3, Kenon’s interest in ZIM reduced from 26% to 21%.

5.
Impairment assessment

For the purposes of Kenon’s impairment assessment of its investment, ZIM is considered one CGU, which consists of all of ZIM’s operating assets. The recoverable amount is based on the higher of the value-in-use and the fair value less cost of disposal (“FVLCOD”).

Year Ended December 31, 2023

As of December 31, 2023, the carrying amount of ZIM has been reduced to zero after taking into account the equity accounted losses of ZIM and therefore, no assessment of further impairment of ZIM was necessary. Further, as of December 31, 2023, Kenon did not identify any objective evidence that the previously recognized impairment loss no longer exists or the previously assessed impairment amount may have decreased, and therefore, in accordance with IAS 36, no reversal of impairment was recognized.

Year Ended December 31, 2022

Kenon identified indicators of impairment in accordance with IAS 28 as a result of a significant decrease in ZIM’s market capitalization towards the end of 2022. Therefore, the carrying value of Kenon’s investment in ZIM was tested for impairment in accordance with IAS 36.

Kenon assessed the fair value of ZIM to be its market value as of December 31, 2022 and also assessed that, based solely on publicly available information within the current volatile shipping industry, no reasonable VIU calculation could be performed. As a result, Kenon concluded that the recoverable amount of its investment in ZIM is the market value. ZIM is accounted for as an individual share making up the investment and therefore no premium is added to the fair value of ZIM. Kenon measures the recoverable amount based on FVLCOD, measured at Level 1 fair value measurement under IFRS 13.

Given that market value is below carrying value Kenon recognized an impairment of $929 million.

Year Ended December 31, 2021

Kenon did not identify any objective evidence that its net investment in ZIM was impaired as of 31 December 31, 2021 and therefore, in accordance with IAS 28, no assessment of the recoverable amount of ZIM was performed.

C.	OPC’s associated companies

			Ownership interest as at December 31
	Note	Main location of company’s activities	2023	2022
CPV Valley Holdings, LLC	9.C.1	New York	50%	50%
CPV, Three Rivers, LLC		Illinois	10%	10%
CPV Fairview, LLC		Pennsylvania	25%	25%
CPV Maryland, LLC		Maryland	25%	25%
CPV Shore Holdings, LLC		New Jersey	38%	38%
CPV Towantic, LLC		Connecticut	26%	26%

1.
CPV Valley Holdings, LLC (“CPV Valley”)

CPV Valley’s financial statements as of December 31, 2022 included a disclosure of circumstances related to CPV Valley’s ability to repay its liabilities under its credit agreement of over $400 million at the repayment date of the liabilities, i.e. June 30, 2023.

During 2023, CPV Valley’s financing agreement was amended and extended to May 31, 2026. On the signing date of the new financing agreement, CPV Valley repaid $55 million of the financing arrangement, of which shareholders’ loans of $17 million were extended to CPV Valley from OPC. Subsequently, the total loan amount under the new financing agreement is $415 million.